Prospectus supplement dated June 1, 2020
to the following prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY prospectuses dated May 1, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1) The prospectus offers the following underlying mutual fund as an investment option under the contract. Effective May 1, 2020, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
(2) The prospectus offers the following underlying mutual funds as investment options under the contract. The following investment options are no longer available to receive transfers or new Purchase Payments effective June 12, 2020.
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
Accordingly, Appendix A: Underlying Mutual Funds is amended as follows:
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
(3) Currently, the AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B is not available to new contract owners. Effective June 12, 2020, the AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B will reopen and will be available to new contract owners.
Accordingly, Appendix A: Underlying Mutual Funds is amended as follows:
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
PROS-0406
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